Emergence from Chapter 11 Proceedings	12 Months Ended
Dec. 31, 2012
Emergence from Chapter 11 Proceedings Disclosure [Abstract]
Emergence from Chapter 11 Proceedings [Text Block]

23.       Emergence from Chapter 11 Proceedings

On April 23, 2010, the U.S. Bankruptcy Court confirmed LyondellBasell AF's Third Amended and Restated Plan of Reorganization and the Debtors emerged from chapter 11 protection on April 30, 2010.

The Company's charges (credits) for reorganization items, including charges recognized by the Debtors, were as follows:

	Successor					Predecessor
	Year Ended				May 1 through	January 1 through
	December 31,				December 31,	April 30,
Millions of dollars	2012		2011		2010	2010
Change in net assets resulting from the
application of fresh-start accounting	$	- -	$	- -	$ - -	$6,542
Gain on discharge of liabilities subject
to compromise		- -		- -	- -	(13,617)
Asset write-offs and rejected contracts		- -		- -	- -	25
Estimated claims		(5)		39	(1)	(262)
Professional fees		1		5	21	172
Employee severance costs		- -		- -	(1)	- -
Plant closures costs		- -		- -	- -	12
Other		- -		1	4	4
Total		$(4)		$45	$23	$(7,124)

Reorganization items, including professional advisory fees and other costs directly associated with our reorganization are classified as Reorganization items on the Consolidated Statements of Income.

Post-emergence reorganization items are primarily related to professional fees associated with claim settlements, plan implementation and other transition costs attributable to the reorganization. Pre-emergence reorganization items include provisions and adjustments to record the carrying value of certain pre-petition liabilities at their estimated allowable claim amounts, as well as the costs incurred by non-Debtor companies as a result of the Debtors' chapter 11 proceedings.